Fair Value of Financial Instruments	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments
10.
  Fair Value of Financial Instruments
GAAP requires disclosure of fair value information about financial instruments, whether or not recognized in the statements of condition, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rates and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparisons to independent markets and, in many cases, could not be realized in immediate settlement of the instrument.
Management uses its best judgment in estimating the fair value of the Company’s financial instruments; however, there are inherent weaknesses in any estimation technique. Therefore, for substantially all financial instruments, the fair value estimates presented herein are not necessarily indicative of the amounts the Company could have realized in a sales transaction at either March 31, 2014 or December 31, 2013. The estimated fair value amounts have been measured as of the respective period-ends, and have not been reevaluated or updated for purposes of these consolidated financial statements subsequent to those respective dates. As such, the estimated fair values of these financial instruments subsequent to the respective reporting dates may be different than the amounts reported at each period-end.
The carrying values, fair values and placement in the fair value hierarchy of the Company’s financial instruments at March 31, 2014 and December 31, 2013 were as follows:

	March 31, 2014
	Carrying Value	Fair Value	Level 1	Level 2	Level 3
	(In thousands)
Financial Assets:
Cash and due from banks	$82,246	$82,246	$82,246	$—	$—
Available for sale securities	35,557	35,557	—	35,557	—
Held to maturity securities	13,780	13,827	—	13,827	—
Loans receivable, net	646,583	650,038	—	—	650,038
Accrued interest receivable	2,344	2,344	—	—	2,344
FHLB stock	4,834	4,834	—	—	4,834
Derivative asset	87	87	—	87	—
Financial Liabilities:
Demand deposits	119,656	119,656	—	—	119,656
NOW and money market	244,179	244,179	—	—	244,179
Savings	104,813	104,813	—	—	104,813
Time deposits	210,575	211,290	—	—	211,290
Advances from the FHLB	59,000	58,940	—	—	58,940

	December 31, 2013
	Carrying Value	Fair Value	Level 1	Level 2	Level 3
	(In thousands)
Financial Assets:
Cash and due from banks	$82,013	$82,013	$82,013	$—	$—
Available for sale securities	28,597	28,597	—	28,597	—
Held to maturity securities	13,816	13,815	—	13,815	—
Loans held for sale	100	100	—	100	—
Loans receivable, net	621,830	623,876	—	—	623,876
Accrued interest receivable	2,360	2,360	—	—	2,360
FHLB stock	4,834	4,834	—	—	4,834
Financial Liabilities:
Demand deposits	118,618	118,618	—	—	118,618
NOW and money market	238,231	238,231	—	—	238,231
Savings	107,692	107,692	—	—	107,692
Time deposits	197,004	197,762	—	—	197,762
Advances from the FHLB	44,000	43,902	—	—	43,902

The following methods and assumptions were used by management in estimating the fair value of its financial instruments:
Cash and due from banks, federal funds sold, accrued interest receivable and mortgagors’ escrow accounts:The carrying amount is a reasonable estimate of fair value.
Investment securities:   Fair values are based on quoted market prices or dealer quotes, if available. If a quoted market price is not available, fair value is estimated using quoted market prices for similar securities. The fair value of securities is further classified in accordance with the framework specified in GAAP as discussed in Note 11, Fair Value Measurements.
FHLB stock:   The carrying value of FHLB stock approximates fair value based on the most recent redemption provisions of the FHLB.
Loans held for sale:   The fair value is based upon prevailing market prices.
Loans receivable:   For variable rate loans which reprice frequently and have no significant change in credit risk, fair values are based on carrying values. The fair value of fixed rate loans are estimated by discounting the future cash flows using the year end rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.
Derivative asset:   The valuation of the Company’s interest rate swap is obtained from a third-party pricing service and is determined using a discounted cash flow analysis on the expected cash flows of each derivative. The pricing analysis is based on observable inputs for the contractual terms of the derivatives, including the period to maturity and interest rate curves.
Deposits:   The fair value of demand deposits, regular savings and certain money market deposits is the amount payable on demand at the reporting date. The fair value of certificates of deposit and other time deposits is estimated using a discounted cash flow calculation that applies interest rates currently being offered for deposits of similar remaining maturities to a schedule of aggregated expected maturities on such deposits.
Advances from the FHLB:   The fair value of the advances is estimated using a discounted cash flow calculation that applies current FHLB interest rates for advances of similar maturity to a schedule of maturities of such advances.

  15.  Fair Value of Financial Instruments
GAAP requires disclosure of fair value information about financial instruments, whether or not recognized in the statements of condition, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rates and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparisons to independent markets and, in many cases, could not be realized in immediate settlement of the instrument.
Management uses its best judgment in estimating the fair value of the Company’s financial instruments; however, there are inherent weaknesses in any estimation technique. Therefore, for substantially all financial instruments, the fair value estimates presented herein are not necessarily indicative of the amounts the Company could have realized in a sales transaction at either June 30, 2013 or December 31, 2012 or 2011. The estimated fair value amounts have been measured as of the respective period-ends, and have not been reevaluated or updated for purposes of these consolidated financial statements subsequent to those respective dates. As such, the estimated fair values of these financial instruments subsequent to the respective reporting dates may be different than the amounts reported at each period-end.
The carrying values and fair values of the Company’s financial instruments December 31, 2013 and 2012 were as follows:

	December 31,
	2013		2012
	Carrying Value	Fair Value	Carrying Value	Fair Value
	(In thousands)
Financial Assets:
Cash and due from banks	$82,013	$82,013	$28,927	$28,927
Available for sale securities	28,597	28,597	41,058	41,058
Held to maturity securities	13,816	13,815	5,354	5,292
Loans held for sale	100	100	—	—
Loans receivable, net	621,830	623,876	520,792	528,199
Accrued interest receivable	2,360	2,360	2,109	2,109
FHLB stock	4,834	4,834	4,442	4,442
Financial Liabilities:
Demand deposits	118,618	118,618	78,120	78,120
NOW and money market	238,231	238,231	127,812	127,812
Savings	107,692	107,692	136,121	136,121
Time deposits	197,004	197,762	120,048	121,029
Advances from the FHLB	44,000	43,902	91,000	91,407